Significant related party transactions and balances (Tables)	6 Months Ended
Dec. 31, 2024
Significant related party transactions and balances
Schedule of transactions and balances with related party

Related parties name	Relationship to the Company
Amber Global Ltd	Ultimate holding company
Amber AI Ltd	Affiliates
Amber Technologies Service Pte Ltd	Affiliates
WhaleFin Technologies Ltd	Affiliates
Amber Technologies Ltd	Affiliates
Amber Vault AUS Pty. Ltd.	Affiliates
Amber Technologies Global Pte Ltd	Affiliates
Amber Technologies North America Ltd	Affiliates
Lead Accelerating Limited	Affiliates
WhaleFin Markets Ltd	Affiliates
Amber Custodian Services Ltd	Affiliates
Gamma Digital Ltd	Affiliates
Amber Mega Ltd	Affiliates
Amber Macro Holding Ltd	Affiliates

	December 31, 2024	December 31, 2023
	US$	US$
Amber Global Limited
Interest expenses	—	41,878

Gamma Digital Ltd
Service income	(4,500)	—

Amber Technologies Service Pte Ltd
Service income	(29,625)	—

WhaleFin Markets Ltd
Service income	(47,761)	—

WhaleFin Technologies Ltd
Revenue	(1,549,321)	(554,381)
Cost of sales	20,382	13,940
Interest expenses	22,685	—
Other income	(4,043)	(2,500)

Amber Technologies North America Ltd
Outsourcing /support fee	6,718	—

Amber Technologies Limited
Revenue	—	(1,370,178)
Cost of sales	—	29,613

Lead Accelerating Limited
Revenue	(2,871,129)	—
Cost of sales	14,131	—

Amber Technologies Global Pte Ltd
Outsourcing /support fee	—	29,573
Interest expenses	—	13,951

Rigsec Technology Ltd
Service fee	58,500	—

	December 31, 2024	June 30, 2024
	US$	US$
Trade
Rigsec Technology Ltd	—	25,000
Gamma Digital Ltd	4,500	—
Lead Accelerating Ltd	4,108,208	—

Non-trade
Amber AI Ltd	124,552	400,000
Amber Technologies Global Pte Ltd	47,476	47,476
Amber Technologies Services Pte Ltd	65,578	35,953
WhaleFin Technologies Ltd	1,657,103	6,594,664
WhaleFin Markets Ltd	5,500,512	5,115,549
Amber Custodian Services Ltd	14,505	1,622
Amber Global Ltd	—
Amber Mega Ltd	5,000
Amber Macro Holding Ltd	5,477
	11,532,911	12,220,264

	December 31, 2024	June 30, 2024
	US$	US$
United States Dollar	4,447,227	9,206,835
Singapore Dollar	47,476	83,429
Hong Kong Dollar	2,930,000	2,930,000
	7,424,703	12,220,264

	December 31, 2024	June 30, 2024
	US$	US$
BTC	4,130,201	—
ETH	154,825	—
ADA	(34,605)	—
BCH	(13,033)	—
DOT	(10,427)
XRP	(118,753)	—
	4,108,208	—

	December 31, 2024	June 30, 2024
	US$	US$
Trade
Lead Accelerating Ltd	1,722,863	—
WhaleFin Technologies Ltd	8,244,856	117,151

Loan
Amber Global Ltd (1)	—	29,340,127
Amber Global Ltd (2)	—	5,398,040
Amber Global Ltd (3)	—	3,000,000
WhaleFin Technologies Ltd (4)	—	1,505,302

Non-trade
Amber Technologies Global Pte Ltd	319	3,029
Amber AI Ltd	4,986	410,493
Amber Technologies Services PTE Ltd	—	1,659
Amber Technologies North America Ltd	6,718	—
WhaleFin Technologies Ltd		132,779
Amber Vault AUS Pty. Ltd		323
	9,979,742	39,908,903

	December 31, 2024	June 30, 2024
	US$	US$
United States Dollar	1,728,168	10,451,625
Singapore Dollar	6,718
Total	1,734,886	10,451,625

	December 31,	June 30,
	2024	2024
	US$	US$
BTC	5,261,993	16,950,714
ETH	531,827	6,673,324
USDC	2,354,041	5,928,549
USDT	98,266	(95,275)
Others	(1,271)	(34)
Total	8,244,856	29,457,278